S000000698 [Member] Performance Management - Clearwater Select Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total returns of the Fund for the periods shown to the returns of the Russell 3000® Index, which represents a broad measure of market performance, and to the returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total returns of the Fund for the periods shown to the returns of the Russell 3000® Index, which represents a broad measure of market performance, and to the returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.
Performance Additional Market Index [Text]	The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total returns of the Fund for the periods shown to the returns of the Russell 3000® Index, which represents a broad measure of market performance, and to the returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.
Bar Chart Closing [Text Block]	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 32.93% in 4th Quarter 2020 Lowest: (35.45)% in 1st Quarter 2020
Performance Table Heading	Clearwater Select Equity Fund Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table Narrative
After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or individual retirement account, after‑tax returns are not relevant.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or individual retirement account, after‑tax returns are not relevant.
Clearwater Select Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	32.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(35.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020